STATUTORY RESERVES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Net income transfer, rate	10.00%		10.00%
Capital reserve, rate	50.00%		50.00%
Statutory reserve fund	$ 0	$ 0	$ 0	$ 0
Minimum [Member]
Statement [Line Items]
Net income transfer, rate	5.00%		5.00%
Capital reserve, rate	25.00%		25.00%
Maximum [Member]
Statement [Line Items]
Net income transfer, rate	10.00%		10.00%